Shareholder Report, Line Graph (Details) B132778_Direxion Daily S-P 500 High Beta Bear 3X Shares_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 07, 2019	Oct. 31, 2025
Direxion Daily S&P 500® High Beta Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name							Direxion Daily S&P 500® High Beta Bear 3X Shares NAV
Accumulated Value	$ 45	$ 124	$ 173	$ 182	$ 2,024	$ 10,000	$ 12
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Accumulated Value	20,089	14,556	13,215	15,477	10,829	10,000	$ 24,399
S&P 500 High Beta Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 High Beta Index
Accumulated Value	$ 21,553	$ 15,793	$ 15,193	$ 18,936	$ 10,037	$ 10,000	$ 28,904